TAX - Schedule of Movements in Deferred Tax Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Deferred tax assets, at 1 January	£ 4,636
Deferred tax assets, at 31 December	4,785	£ 4,636
Prior to offsetting of balances within same taxing jurisdiction
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Deferred tax assets, at 1 January	6,863	7,999
(Charge) credit to the income statement	(239)	(482)
Charge to other comprehensive income	(25)	(654)
Deferred tax assets, at 31 December	6,599	6,863
Prior to offsetting of balances within same taxing jurisdiction | Tax losses £m
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Deferred tax assets, at 1 January	4,747	5,014
(Charge) credit to the income statement	(132)	(267)
Charge to other comprehensive income	0	0
Deferred tax assets, at 31 December	4,615	4,747
Prior to offsetting of balances within same taxing jurisdiction | Property, plant and equipment £m
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Deferred tax assets, at 1 January	270	523
(Charge) credit to the income statement	(75)	(253)
Charge to other comprehensive income	0	0
Deferred tax assets, at 31 December	195	270
Prior to offsetting of balances within same taxing jurisdiction | Provisions £m
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Deferred tax assets, at 1 January	219	259
(Charge) credit to the income statement	(21)	(40)
Charge to other comprehensive income	0
Deferred tax assets, at 31 December	198	219
Prior to offsetting of balances within same taxing jurisdiction | Share-based payments £m
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Deferred tax assets, at 1 January	26	14
(Charge) credit to the income statement	(1)	12
Charge to other comprehensive income	0	0
Deferred tax assets, at 31 December	25	26
Prior to offsetting of balances within same taxing jurisdiction | Asset revaluation
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Deferred tax assets, at 1 January	55	8
(Charge) credit to the income statement	45	73
Charge to other comprehensive income	(30)	(26)
Deferred tax assets, at 31 December	70	55
Prior to offsetting of balances within same taxing jurisdiction | Pension liabilities £m
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Deferred tax assets, at 1 January	47	47
(Charge) credit to the income statement	(8)	0
Charge to other comprehensive income	0	0
Deferred tax assets, at 31 December	39	47
Prior to offsetting of balances within same taxing jurisdiction | Derivatives £m
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Deferred tax assets, at 1 January	1,425	2,024
(Charge) credit to the income statement	(41)	29
Charge to other comprehensive income	5	(628)
Deferred tax assets, at 31 December	1,389	1,425
Prior to offsetting of balances within same taxing jurisdiction | Other temporary differences £m
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Deferred tax assets, at 1 January	74	110
(Charge) credit to the income statement	(6)	(36)
Charge to other comprehensive income	0	0
Deferred tax assets, at 31 December	£ 68	£ 74